Provision for expected credit losses - Scenario weightings (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Upside scenario
Provisions for expected credit losses
Additional adjustment to scenario weighting	(2.50%)
Percentage of weight assigned to scenario	2.50%	5.00%
Base case scenario
Provisions for expected credit losses
Additional adjustment to scenario weighting	(2.50%)
Percentage of weight assigned to scenario	50.00%	52.50%
Downside scenario
Provisions for expected credit losses
Additional adjustment to scenario weighting	5.00%
Percentage of weight assigned to scenario	47.50%	42.50%
Parent Entity | Upside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	2.50%	5.00%
Parent Entity | Base case scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	50.00%	52.50%
Parent Entity | Downside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	47.50%	42.50%